Loans and allowance for credit losses	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Loans and allowance for credit losses
Note 5 Loans and allowance for credit losses

Allowance for credit losses

	For the three months ended
	July 31, 2019					July 31, 2018
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$395	$29	$(10)	$(5)	$409	$381	$20	$(12)	$–	$389
Personal	922	127	(116)	(1)	932	876	138	(109)	(3)	902
Credit cards	790	130	(130)	(1)	789	694	129	(118)	–	705
Small business	49	12	(7)	(1)	53	52	16	(7)	–	61
Wholesale	1,108	133	(89)	(37)	1,115	1,012	34	(57)	(5)	984
Customers’ liability under acceptances	26	(2)	–	(1)	23	15	1	–	–	16
	$3,290	$429	$(352)	$(46)	$3,321	$3,030	$338	$(303)	$(8)	$3,057
Presented as:
Allowance for loan losses	$3,093				$3,131	$2,808				$2,837
Other liabilities – Provisions	171				167	206				203
Customers’ liability under acceptances	26				23	15				16
Other components of equity	–				–	1				1

	For the nine months ended
	July 31, 2019					July 31, 2018
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$382	$60	$(30)	$(3)	$409	$378	$52	$(35)	$(6)	$389
Personal	895	398	(346)	(15)	932	826	405	(318)	(11)	902
Credit cards	760	405	(375)	(1)	789	693	363	(351)	–	705
Small business	51	25	(20)	(3)	53	49	33	(19)	(2)	61
Wholesale	979	495	(305)	(54)	1,115	1,010	101	(93)	(34)	984
Customers’ liability under acceptances	21	3	–	(1)	23	20	(4)	–	–	16
	$3,088	$1,386	$(1,076)	$(77)	$3,321	$2,976	$950	$(816)	$(53)	$3,057
Presented as:
Allowance for loan losses	$2,912				$3,131	$2,749				$2,837
Other liabilities – Provisions	154				167	207				203
Customers’ liability under acceptances	21				23	20				16
Other components of equity	1				–	–				1

The following tables reconcile the opening and closing allowance for loans and commitments, by stage, for each major product category.

Reconciling items include the following:

•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•

Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•

Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in stage 1 and stage 2.

Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	July 31, 2019				July 31, 2018
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$140	$63	$192	$395	$149	$62	$170	$381
Provision for credit losses
Transfers to stage 1	21	(16)	(5)	–	10	(10)	–	–
Transfers to stage 2	(4)	4	–	–	(4)	5	(1)	–
Transfers to stage 3	(1)	(6)	7	–	–	(6)	6	–
Originations	12	–	–	12	18	–	–	18
Maturities	(4)	(3)	–	(7)	(3)	(4)	–	(7)
Changes in risk, parameters and exposures	(19)	28	15	24	(20)	18	11	9
Write-offs	–	–	(12)	(12)	–	–	(14)	(14)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	(1)	–	(4)	(5)	1	–	(1)	–
Balance at end of period	$144	$70	$195	$409	$151	$65	$173	$389

Personal
Balance at beginning of period	$238	$555	$129	$922	$253	$488	$135	$876
Provision for credit losses
Transfers to stage 1	154	(154)	–	–	154	(154)	–	–
Transfers to stage 2	(20)	20	–	–	(26)	27	(1)	–
Transfers to stage 3	–	(41)	41	–	(1)	(36)	37	–
Originations	27	–	–	27	30	1	–	31
Maturities	(8)	(30)	–	(38)	(9)	(34)	–	(43)
Changes in risk, parameters and exposures	(148)	210	76	138	(143)	213	80	150
Write-offs	–	–	(148)	(148)	–	–	(139)	(139)
Recoveries	–	–	32	32	–	–	30	30
Exchange rate and other	–	–	(1)	(1)	–	–	(3)	(3)
Balance at end of period	$243	$560	$129	$932	$258	$505	$139	$902

Credit cards
Balance at beginning of period	$166	$624	$–	$790	$199	$495	$–	$694
Provision for credit losses
Transfers to stage 1	116	(116)	–	–	153	(153)	–	–
Transfers to stage 2	(19)	19	–	–	(21)	21	–	–
Transfers to stage 3	–	(88)	88	–	(1)	(53)	54	–
Originations	1	–	–	1	4	1	–	5
Maturities	(2)	(8)	–	(10)	(3)	(12)	–	(15)
Changes in risk, parameters and exposures	(94)	191	42	139	(113)	188	64	139
Write-offs	–	–	(167)	(167)	–	–	(151)	(151)
Recoveries	–	–	37	37	–	–	33	33
Exchange rate and other	1	(2)	–	(1)	(1)	1	–	–
Balance at end of period	$169	$620	$–	$789	$217	$488	$–	$705

Small business
Balance at beginning of period	$15	$17	$17	$49	$15	$17	$20	$52
Provision for credit losses
Transfers to stage 1	5	(5)	–	–	5	(5)	–	–
Transfers to stage 2	–	–	–	–	(1)	1	–	–
Transfers to stage 3	–	(3)	3	–	–	(2)	2	–
Originations	2	–	–	2	3	–	–	3
Maturities	(1)	(2)	–	(3)	(1)	(3)	–	(4)
Changes in risk, parameters and exposures	(4)	9	8	13	(5)	15	7	17
Write-offs	–	–	(9)	(9)	–	–	(9)	(9)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	–	–	(1)	(1)	1	–	(1)	–
Balance at end of period	$17	$16	$20	$53	$17	$23	$21	$61

Wholesale
Balance at beginning of period	$293	$358	$457	$1,108	$254	$295	$463	$1,012
Provision for credit losses
Transfers to stage 1	35	(34)	(1)	–	23	(23)	–	–
Transfers to stage 2	(8)	9	(1)	–	(14)	19	(5)	–
Transfers to stage 3	(2)	(15)	17	–	–	(9)	9	–
Originations	55	12	–	67	56	11	–	67
Maturities	(39)	(39)	–	(78)	(34)	(37)	–	(71)
Changes in risk, parameters and exposures	(51)	86	109	144	(15)	68	(15)	38
Write-offs	–	–	(101)	(101)	–	–	(82)	(82)
Recoveries	–	–	12	12	–	–	25	25
Exchange rate and other	(3)	(2)	(32)	(37)	2	2	(9)	(5)
Balance at end of period	$280	$375	$460	$1,115	$272	$326	$386	$984

	For the nine months ended
	July 31, 2019				July 31, 2018
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$142	$64	$176	$382	$140	$65	$173	$378
Provision for credit losses
Transfers to stage 1	64	(52)	(12)	–	49	(49)	–	–
Transfers to stage 2	(9)	11	(2)	–	(15)	17	(2)	–
Transfers to stage 3	(2)	(24)	26	–	(1)	(14)	15	–
Originations	35	–	–	35	51	–	–	51
Maturities	(10)	(6)	–	(16)	(9)	(9)	–	(18)
Changes in risk, parameters and exposures	(76)	77	40	41	(66)	54	31	19
Write-offs	–	–	(34)	(34)	–	–	(39)	(39)
Recoveries	–	–	4	4	–	–	4	4
Exchange rate and other	–	–	(3)	(3)	2	1	(9)	(6)
Balance at end of period	$144	$70	$195	$409	$151	$65	$173	$389

Personal
Balance at beginning of period	$242	$512	$141	$895	$278	$427	$121	$826
Provision for credit losses
Transfers to stage 1	428	(422)	(6)	–	576	(576)	–	–
Transfers to stage 2	(66)	67	(1)	–	(118)	119	(1)	–
Transfers to stage 3	(1)	(125)	126	–	(2)	(114)	116	–
Originations	73	1	–	74	81	4	–	85
Maturities	(20)	(87)	–	(107)	(25)	(99)	–	(124)
Changes in risk, parameters and exposures	(414)	614	231	431	(530)	745	229	444
Write-offs	–	–	(440)	(440)	–	–	(405)	(405)
Recoveries	–	–	94	94	–	–	87	87
Exchange rate and other	1	–	(16)	(15)	(2)	(1)	(8)	(11)
Balance at end of period	$243	$560	$129	$932	$258	$505	$139	$902

Credit cards
Balance at beginning of period	$161	$599	$–	$760	$251	$442	$–	$693
Provision for credit losses
Transfers to stage 1	344	(344)	–	–	597	(597)	–	–
Transfers to stage 2	(58)	58	–	–	(102)	102	–	–
Transfers to stage 3	(1)	(251)	252	–	(2)	(145)	147	–
Originations	3	–	–	3	10	2	–	12
Maturities	(4)	(19)	–	(23)	(10)	(55)	–	(65)
Changes in risk, parameters and exposures	(276)	578	123	425	(526)	738	204	416
Write-offs	–	–	(478)	(478)	–	–	(448)	(448)
Recoveries	–	–	103	103	–	–	97	97
Exchange rate and other	–	(1)	–	(1)	(1)	1	–	–
Balance at end of period	$169	$620	$–	$789	$217	$488	$–	$705

Small business
Balance at beginning of period	$17	$16	$18	$51	$15	$15	$19	$49
Provision for credit losses
Transfers to stage 1	16	(16)	–	–	20	(20)	–	–
Transfers to stage 2	(2)	2	–	–	(4)	4	–	–
Transfers to stage 3	–	(8)	8	–	–	(8)	8	–
Originations	7	–	–	7	8	–	–	8
Maturities	(3)	(6)	–	(9)	(3)	(7)	–	(10)
Changes in risk, parameters and exposures	(18)	28	17	27	(20)	39	16	35
Write-offs	–	–	(26)	(26)	–	–	(25)	(25)
Recoveries	–	–	6	6	–	–	6	6
Exchange rate and other	–	–	(3)	(3)	1	–	(3)	(2)
Balance at end of period	$17	$16	$20	$53	$17	$23	$21	$61

Wholesale
Balance at beginning of period	$274	$340	$365	$979	$251	$352	$407	$1,010
Provision for credit losses
Transfers to stage 1	113	(103)	(10)	–	148	(148)	–	–
Transfers to stage 2	(25)	28	(3)	–	(60)	68	(8)	–
Transfers to stage 3	(5)	(48)	53	–	(1)	(28)	29	–
Originations	182	39	–	221	167	28	–	195
Maturities	(128)	(118)	–	(246)	(112)	(145)	–	(257)
Changes in risk, parameters and exposures	(130)	235	415	520	(123)	199	87	163
Write-offs	–	–	(337)	(337)	–	–	(145)	(145)
Recoveries	–	–	32	32	–	–	52	52
Exchange rate and other	(1)	2	(55)	(54)	2	–	(36)	(34)
Balance at end of period	$280	$375	$460	$1,115	$272	$326	$386	$984

Credit risk exposure by internal risk rating

The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2018 Annual Report.

	As at
	July 31, 2019				October 31, 2018
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$232,712	$6,367	$–	$239,079	$222,026	$3,688	$–	$225,714
Medium risk	13,221	1,289	–	14,510	13,681	1,369	–	15,050
High risk	2,727	2,619	–	5,346	2,577	2,897	–	5,474
Not rated (1)	38,301	608	–	38,909	34,670	578	–	35,248
Impaired	–	–	709	709	–	–	726	726
	286,961	10,883	709	298,553	272,954	8,532	726	282,212
Items not subject to impairment (2)				422				259
Total				298,975				282,471

Loans outstanding – Personal
Low risk	$71,290	$1,699	$–	$72,989	$71,763	$1,256	$–	$73,019
Medium risk	5,997	2,042	–	8,039	6,124	1,925	–	8,049
High risk	937	1,649	–	2,586	998	1,672	–	2,670
Not rated (1)	8,290	41	–	8,331	8,595	64	–	8,659
Impaired	–	–	300	300	–	–	303	303
Total	86,514	5,431	300	92,245	87,480	4,917	303	92,700

Loans outstanding – Credit cards
Low risk	$13,767	$102	$–	$13,869	$13,185	$100	$–	$13,285
Medium risk	2,185	1,727	–	3,912	2,234	1,632	–	3,866
High risk	130	1,335	–	1,465	139	1,331	–	1,470
Not rated (1)	819	32	–	851	764	30	–	794
Total	16,901	3,196	–	20,097	16,322	3,093	–	19,415

Loans outstanding – Small business
Low risk	$2,228	$45	$–	$2,273	$2,004	$46	$–	$2,050
Medium risk	2,321	109	–	2,430	2,230	102	–	2,332
High risk	118	197	–	315	95	178	–	273
Not rated (1)	197	–	–	197	166	1	–	167
Impaired	–	–	51	51	–	–	44	44
Total	4,864	351	51	5,266	4,495	327	44	4,866

Undrawn loan commitments – Retail
Low risk	$197,881	$1,943	$–	$199,824	$182,426	$1,270	$–	$183,696
Medium risk	7,832	240	–	8,072	10,794	239	–	11,033
High risk	727	207	–	934	3,740	166	–	3,906
Not rated (1)	2,730	29	–	2,759	2,584	35	–	2,619
Total	209,170	2,419	–	211,589	199,544	1,710	–	201,254

Wholesale – Loans outstanding
Investment grade	$50,609	$79	$–	$50,688	$46,869	$324	$–	$47,193
Non-investment grade	116,299	11,525	–	127,824	106,027	10,190	–	116,217
Not rated (1)	7,328	363	–	7,691	6,692	411	–	7,103
Impaired	–	–	1,896	1,896	–	–	1,096	1,096
	174,236	11,967	1,896	188,099	159,588	10,925	1,096	171,609
Items not subject to impairment (2)				10,842				8,669
Total				198,941				180,278

Undrawn loan commitments – Wholesale
Investment grade	$220,061	$–	$–	$220,061	$222,970	$93	$–	$223,063
Non-investment grade	90,263	8,030	–	98,293	88,828	7,069	–	95,897
Not rated (1)	4,557	–	–	4,557	4,291	–	–	4,291
Total	314,881	8,030	–	322,911	316,089	7,162	–	323,251

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Loans past due but not impaired (1)

	As at
	July 31, 2019				October 31, 2018
(Millions of Canadian dollars)	1 to 29 days	30 to 89 days	90 days and greater	Total	1 to 29 days	30 to 89 days	90 days and greater	Total
Retail	$3,025	$1,285	$186	$4,496	$2,995	$1,402	$179	$4,576
Wholesale	1,301	405	21	1,727	1,246	468	–	1,714
	$4,326	$1,690	$207	$6,223	$4,241	$1,870	$179	$6,290

(1)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.